13. INCOME AND SOCIAL CONTRIBUTION TAXES (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income And Social Contribution Taxes
Beginning balance	R$ 1,214.1	R$ 947.0
Deferred income and social contribution taxes recognized in the statement of income	340.1	210.6
Deferred income and social contribution taxes writte-off for fiscal loss and negative calculation basis - PERT	0.0	(56.9)
Deferred income and social contribution taxes recognized in other comprehensive income	(68.7)	15.2
Deferred income and social contribution taxes on disposals of goodwill from BRF Gmbh and Invicta	0.0	44.4
Deferred income and social contribution taxes related to discontinued operations	(35.4)	19.4
Other	3.8	34.4
Ending balance	R$ 1,453.9	R$ 1,214.1